Oakhurst Strategic Defined Risk Fund
Oakhurst Strategic Defined Risk Fund
Investment Objective
The Oakhurst Strategic Defined Risk Fund (the “Fund”) seeks capital appreciation while seeking to limit short-term risk.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Oakhurst family of funds. More information about these and other discounts is available from your financial professional and in How to Purchase Shares of the Fund: Advisor Class Shares on page 19 of the Fund’s Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Oakhurst Strategic Defined Risk Fund	Institutional Class	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption price, whichever is less)	none	none
Redemption Fee	none	none
Exchange Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Oakhurst Strategic Defined Risk Fund		Institutional Class	Advisor Class
Management Fees		1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Shareholder Servicing Fee	[1]	0.10%	0.10%
All Remaining Other Expenses	[1]	0.87%	0.87%
Total Other Expenses		0.97%	0.97%
Acquired Fund Fees and Expenses	[1],[2]	0.08%	0.08%
Total Annual Fund Operating Expenses		3.05%	3.30%
Less: Fee Waiver and/or Expense Reimbursement		(0.47%)	(0.47%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	2.58%	2.83%
[1]	Other Expenses and Acquired Fund Fees and Expenses are based on estimated amounts for the current fiscal year.
[2]	Acquired Fund Fees and Expenses for the Fund's current fiscal year are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights (when available) because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	Oakhurst Advisors, LLC ("Oakhurst", or the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding front-end or contingent deferred sales loads, Rule 12b-1 fees, shareholder servicing plan fees, taxes, leverage/borrowing interest, interest expense, dividends paid on short sales, brokerage and other transactional expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses) in order to limit the Total Annual Fund Operating Expenses to 1.50% and 1.75% of average daily net assets of the Fund's Institutional Class and Advisor Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least August 1, 2018, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Fund for three fiscal years from the date they were waived or paid, provided that the Fund is able to make the recoupment without exceeding the lesser of the Expense Caps (i) in effect at the time of the waiver or (ii) in effect at the time of recoupment.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps for the first two years)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Oakhurst Strategic Defined Risk Fund - USD ($)	1 Year	3 Years
Institutional Class	261	845
Advisor Class	852	1,448

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Principal Investment Strategies
The Advisor seeks to achieve the Fund’s investment objective by pursuing a variety of alternative investment strategies, including hedging strategies. The Advisor implements the strategies primarily through a “fund of funds” structure by allocating Fund assets among one or more investment companies, including mutual funds, exchange-traded funds (“ETFs”) and hedge funds (including real estate hedge funds) (the “Underlying Funds”). The Fund may, at times, also implement these strategies directly. The Fund invests principally in unaffiliated open-end investment companies. The Advisor seeks to deliver risk-adjusted returns relative to the overall equity market, as reflected in the MSCI All Country World Index, during a wide range of market conditions. The Advisor invests in Underlying Funds that expose the Fund to a variety of alternative investment strategies including, but not limited to, (i) long/short strategies that combine long investments with short sales; (ii) market neutral strategies designed to produce consistent returns regardless of market conditions; (iii) opportunistic strategies that allow the Fund to capitalize on changing market conditions; (iv) credit and derivatives strategies that seek to use leverage to increase potential gains; and (v) and global macro strategies, which represent a variety of globally-oriented or international-focused long/short equity strategies.

The selection of and allocation among the Underlying Funds are determined by the Advisor through a proprietary methodology to seek low volatility risk-adjusted returns using quantitative and qualitative factors.  The qualitative investment process seeks to determine overall market conditions and identify a universe of Underlying Funds in which the Fund may invest.  Factors considered in the qualitative analysis of potential Underlying Funds may include, but are not limited to, analysis of an investment company’s process and methodology for selecting investments, underlying philosophy driving its investments, and investment personnel.  The quantitative selection process seeks to identify those Underlying Funds that may provide better risk-adjusted returns relative to the overall equity market.  Among other factors, the quantitative selection process takes into account an Underlying Fund’s expense ratio, as well as the after-expense performance of the Underlying Fund as measured daily at the close of the New York Stock Exchange (“NYSE”).

Volatility is a measure of the fluctuations in a financial instrument’s value over time and greater volatility typically results from rapid price swings. The Advisor intends on maintaining the portfolio’s volatility at roughly 30-70% of the volatility of the MSCI All Country World Index under normal market conditions, which the Advisor uses as a representation of the overall equity markets. For example, if the volatility of the MSCI All Country World Index is 16%, then the Advisor intends on maintaining the Fund’s volatility between 4.8% and 11.2% (30% of 16% and 70% of 16%, respectively).  The Advisor reserves the ability to manage the Fund’s assets below or above the 30-70% volatility range based on market conditions.

The Fund will invest primarily through other investment companies, including ETFs, which may in turn invest in stocks, options, futures, and fixed-income securities, including fixed-incomes securities that are below investment grade, also referred to as high yield securities or “junk” bonds, (i.e., securities that receive low ratings from independent rating agencies, such as those rated lower than BBB- by Standard & Poor’s (“S&P”) and Baa3 by Moody’s Investors Service, Inc. (“Moody’s”), or if unrated, are determined to be of equivalent quality by the Advisor), in proportions consistent with the Advisor's evaluation of their expected risks and returns. The fixed-income securities in which the Fund invests may have maturities or duration of any length and may have variable and floating interest rates. The Fund may invest without regard to market capitalization and/or geographic location.  The Fund’s strategy is designed to provide the Fund with more stable returns over a wide range of fixed-income and equity market environments.  The Fund may also invest directly in illiquid securities (limited to 15% of the Fund’s net assets), including limited partnership interests.  To a limited extent, such illiquid investments may include hedge funds, which are private funds that charge a performance fee and which the Fund may consider to be illiquid depending on the judgment of the Advisor and procedures adopted by the Board. The Fund may also invest in other private funds that are considered more liquid.  The Fund, through the Underlying Funds, may also short sell securities based on market conditions. Though not a principal part of its strategy, the Fund may, at times, invest directly in each of these types of securities, except that the Fund will not short sell securities that it holds directly. The Fund may, however, invest directly in inverse ETFs.

While the Fund is considered diversified, it may invest a single Underlying Fund or small group of issuers.

Investment Process . When reviewing investment opportunities for the Fund, the Advisor considers various factors regarding the Underlying Funds including macroeconomic conditions, corporate earnings of the Underlying Funds’ holdings, anticipated inflation and interest rates, consumer risk and its perception of the outlook of the capital markets as a whole. A macroeconomic strategy focuses on broad trends and is generally distinguished from a strategy that focuses on the prospects of particular companies or issuers. The Advisor may allocate the Fund’s investments between Underlying Funds that invest in equity and fixed-income securities at its discretion, without limitation.

Investment selection for the Fund is driven by the Advisor’s quantitative and qualitative analysis of market conditions, the Advisor’s perception of investor sentiment and investment flows. Once the Advisor has identified target allocations given market conditions, it seeks to implement those allocations in an effort to achieve risk-adjusted Fund returns while also reducing volatility.

The Advisor makes buy and sell decisions primarily based on the assessment of current market conditions and future expectations. In addition, investments selected are expected to meet their goals over time. Generally, when an investment underperforms for two quarters the Advisor will sell such holdings unless the Advisor determines there is a justification for continued investment.

Principal Risks of Investing in the Fund
The loss of your money is a principal risk of investing in the Fund.  Investments in the Fund are subject to investment risks, including the possible loss of some or the entire principal amount invested.  There can be no assurance that the Fund will be successful in meeting its investment objective. Also, as a result of the Fund’s investment in the Underlying Funds, the Fund is indirectly exposed to the risks of the securities held by, and other investments made by, the Underlying Funds. The following principal risks apply to the Fund directly or indirectly through its investment in an Underlying Fund:

Alternative Strategies Risk.  Alternative investment strategies involve the use of unconventional investment techniques.  Such unconventional strategies may include investments in options strategies that may create asymmetrical exposure to equity markets that, for example, would include limiting downside exposure at the expense of potential upside gains, passive assets that are weighted by factors other than market capitalization, and funds that concentrate specifically in one sector. There is no guarantee that these strategies will succeed and their use may lead to greater volatility and loss. Alternative strategies involve complex securities transactions that involve risks specific to these strategies, which are in addition to more conventional market risks. These include but are not limited to leverage risk and the risks described under “Derivatives Risk” and “Short Sales Risk”.

Common Stocks Risk.   Investments in common stocks may fluctuate in value as a response to many factors, including, but not limited to, the activities of the individual companies, general market and economic conditions, interest rates, and specific industry changes.  Such price fluctuations subject investors to potential losses.

Convertible Securities Risk. Convertible securities are securities that may be converted into another (e.g., preferred stock that earns interest and may be converted into common stock of the same issuer). An Underlying Fund may own convertible securities, the value of which may be affected by market interest rates, the risk that the issuer will default, the value of the underlying stock or the right of the issuer to buy back the convertible securities.

Derivatives Risk.  The Fund may be exposed to derivatives indirectly through its investments in other investment companies.  The derivative instruments in which the Underlying Funds invest may include but are not limited to swaps, options, forwards and futures. Derivative instruments, whose value is derived from the value of an underlying asset, interest rate, or index, involve risks different from direct investments in the underlying securities (such as imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid).

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Swap Agreement Risk.   Swaps are agreements to exchange cash flows. The Underlying Funds may enter into various types of swap agreements. Swap agreements can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset.

Fixed Income Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.  Fixed income securities will decrease in value if interest rates rise and vice versa, and the volatility of lower-rated securities is even greater than that of higher-rated securities.

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Duration Risk . The Fund may invest in fixed income securities of any maturity or duration. Longer-duration debt securities will be more volatile and more likely to decline in price in a rising interest rate environment than shorter-duration debt securities. For example, a fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.

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Variable Floating Rates Risk .  Because the Fund may invest in fixed income securities with variable and floating interest rates, the Fund may be susceptible to variable rate securities which provide for a periodic adjustment in the interest rate paid on the securities.  The rate adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate.  Variable rate securities may be subject to greater liquidity risk than other debt securities, meaning that there may be limitations on the Fund’s ability to sell the securities at any given time.  Such securities also may lose value.

Foreign Securities and Emerging Markets Risk. Investments in foreign securities have investment risks different from those associated with domestic securities.  The value of foreign investments may be affected by the value of the local currency relative to the U.S. dollar, changes in exchange control regulations, application of foreign tax laws, changes in governmental economic or monetary policy, or changed circumstances in dealings between nations.  There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign securities.

Futures and Options Risk. Using futures and options may increase a portfolio’s volatility and may involve a small cash investment relative to the magnitude of risk assumed. If changes in a derivative's value do not correspond to changes in the value of a fund’s other investments, that fund may not fully benefit from or could lose money on the derivative position.

General Market Risk. The net asset value and investment return of funds will fluctuate based upon changes in the value of its portfolio securities. Certain securities held at a certain time may be worth less than the price originally paid for them, or less than they were worth at an earlier time.

Hedge Fund Risk. Hedge funds pursue alternative investment strategies. Certain investment instruments and techniques that a hedge fund may use are speculative and involve a high degree of risk. Because of the speculative nature of a hedge fund’s investments and trading strategies, significant or complete loss of invested capital in one or more hedge funds is possible. The Fund’s investments in hedge funds may include real estate hedge funds, which may be more closely linked to the performance of the real estate market than other hedge funds. As a result, real estate hedge funds may be susceptible to risks of default, prepayment, and changes in property values due to changes in interest rates and demand for real and rental property. A shareholder will also bear fees and expenses charged by these underlying funds in addition to direct fees and expenses.  In addition, interests in a hedge fund are generally considered illiquid.

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Limited Partnership Interest Risk .  As part of the Fund’s investments in hedge funds, the Fund may invest in limited partnership interests. There may be fewer protections afforded to investors in a limited partnership than investors in a corporation.  In addition, limited partnerships may be subject to state taxation in certain jurisdictions which may reduce the amount of income paid by the limited partnership to its investors.  In addition, investments in limited partnerships may be illiquid and may not have daily pricing information available for their investors, which will require a Fund to employ fair value procedures to value its holdings in such investments.

High Yield or “Junk” Bond Risk. High yield securities that are below investment grade, often called “junk bonds,” are speculative, have a higher risk of default or may be in default, tend to be less liquid and are more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to the effects of adverse events and negative sentiments.

Illiquidity Risk.   Some investments may not be readily sold at the desired time or price, and may be sold at a lower price or may not have a sufficient market to be sold at all. An inability to sell securities can adversely affect the value of a Fund or prevent the Fund from taking advantage of other investment opportunities.  Also, an inability to sell securities may affect the Fund’s ability to meet redemption requests.

Interest Rate Risk .   A rise in interest rates may cause a decline in the value of fixed income securities and preferred stocks, especially bonds with longer maturities.   A decline in interest rates may cause a Fund to experience a decline in its income.

Investment Advisor Risk.  The Advisor was recently formed and registered with the U.S. Securities and Exchange Commission (“SEC”). The Advisor does not have previous experience managing an investment company registered under the 1940 Act.  Accordingly, investors in the Fund bear the risk that the Advisor’s inexperience managing a registered investment company may limit its effectiveness.  The experience of the portfolio managers is discussed in “Management of the Fund – Investment Advisor.”  The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objective. In addition, the Advisor’s investment methodology may not adequately take into account certain factors and may result in the Fund having a lower return than if the Fund were managed using another methodology or investment strategy.

Investing in Other Investment Companies Risk. The Fund’s investments in other investment companies, including ETFs (which may include inverse ETFs), closed-end mutual funds, and open-end mutual funds, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund’s investment will fluctuate in response to the performance of such portfolio.  Inverse ETFs are constructed to allow the Fund to profit from a decline in the value of the benchmark underlying the inverse ETF. Shareholders in the Fund will indirectly bear fees and expenses charged by the ETFs and mutual funds in which the Fund invests in addition to the Fund’s direct fees and expenses. These risks apply to the Fund, as well as the Underlying Funds, which may themselves invest in other investment companies.

Large-Cap Securities Risk.  Stocks of large companies as a group can fall out of favor with the market, causing the Fund to underperform investments that have a greater focus on mid-cap or small-cap stocks. Larger, more established companies may be slow to respond to challenges and may grow more slowly than smaller companies.

Leverage Risk. The Fund, either directly or indirectly, may borrow money from banks for investment purposes and, thus, the Fund may make margin purchases of securities, to the extent permitted by the 1940 Act. This practice, which is known as “leverage”, is speculative and can involve significant risk of loss. The Fund is also subject to leverage risk in connection with Advisor’s investment practices, such as using short sales, derivatives or other instruments where the risk of loss exceeds the amount invested.

Micro-Cap Securities Risk.  Micro-cap stocks may offer greater opportunity for capital appreciation than the stocks of larger and more established companies; however, they also involve substantially greater risks of loss and price fluctuations.  Micro-cap companies carry additional risks because of the tendency of their earnings and revenues to be less predictable (and some companies may be experiencing significant losses), their share prices to be more volatile and their markets to be less liquid than companies with larger market capitalizations.

New Fund Risk.  The Fund is new with no operating history, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Preferred Stock Risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments.  If a Fund invests more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Short Sales Risk. Short sales are considered a speculative investment practice. A short sale of a security involves the risk of an unlimited increase in the market price of the security which could result in an inability to cover the short position and thus a theoretically unlimited loss. Short sales also subject a Fund to leverage risk (i.e., the risk that losses could well exceed a Fund’s investment).

Small-Cap and Mid-Cap Securities Risk. Investing in securities of small-cap and mid-cap companies involves greater volatility than investing in larger and more established companies.  Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.

Valuation Risk. The sales price the Fund or its Underlying Funds could receive for any particular portfolio investment may differ from the valuation of the investment by the Fund or an Underlying Fund, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.oakhurstfunds.com or by calling the Fund toll-free at 844-OAKHRST (844-625-4778). As of the date of this Prospectus, the Fund’s website is not operational.